Cash and Cash Equivalents - Disclosure Of Details of banks and other credit institutions, foreign currency, Geographical Areas (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Banks and other credit institutions, foreign currency	€ 63,623	€ 110,877
USD
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Banks and other credit institutions, foreign currency	63,109	108,295
GBP
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Banks and other credit institutions, foreign currency	237	1,500
NOK
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Banks and other credit institutions, foreign currency	44	406
SEK
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Banks and other credit institutions, foreign currency	125	360
DKK
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Banks and other credit institutions, foreign currency	108	246
CNY
Details of banks and other credit institutions, foreign currency, Geographical Areas [Line Items]
Banks and other credit institutions, foreign currency	€ 0	€ 70